COASTAL GASLINK - Changes in Loan Balances (Details) - Subordinated Loan Agreement - Subordinated debt - Coastal GasLink $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
Related Party Transaction [Roll Forward]
Balance at the beginning	$ 238
Issuances	112
Repayments	(100)
Balance at the end	250
Impairment	(250)
Carrying value	$ 0